CHASE HOME LENDING MORTGAGE TRUST 2026-AGY3 ABS-15G

Exhibit 99.1 - Schedule 2

Exception Grades
Run Date - 10/12/2026 12:34:55 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
226053779		3158707477		37170253			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The loan was approved with a PIW, therefore no physical inspection of the property was conducted. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2026-08-10): PDI showing no damage received Buyer Comment (2026-08-10): Please review uploaded PDI.	08/10/2026			No	1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226053779		3158707477		37175634			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [Redacted]	Note Date: ___; Lien Position: ___	Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting AVM was provided.				Reviewer Comment (2026-08-06): Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting AVM was provided.			08/06/2026	No	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No